Debt - Schedule of Effective Interest Rates (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Including Impact of Interest Rate Swap [Member]
Debt Instrument [Line Items]
Effective interest during period	5.25%	6.26%	5.64%	7.15%	6.86%	6.53%	4.31%
Excluding Impact of Interest Rate Swap [Member]
Debt Instrument [Line Items]
Effective interest during period	4.50%	5.51%	4.94%	6.43%	6.21%	5.65%	2.72%